EMPLOYEE OPTION PLANS (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2012 ₪ / shares shares	Mar. 31, 2011 USD ($) $ / shares shares	Mar. 31, 2011 USD ($) $ / shares ₪ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2011 shares	Nov. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2013 shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							1,122,782
Share-Based Compensation Arrangement By Share-Based Payment Award Options Grants In Period Grant Date Fair Value | $ / shares		$ 16.65	$ 16.65
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Value | $		$ 9,055	$ 9,055
Redemption of shares (in shares)	543,840						543,840
Sapiens Decision [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | $				$ 3,949
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 16.34
Ordinary shares outstanding		543,840	543,840
Granted - Weighted average exercise price | ₪ / shares	₪ 0.01		$ 0.01
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Value | $		$ 18,347	$ 18,347
Chief Financial Officer [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award Options Grants In Period Grant Date Fair Value | $ / shares								$ 23.9
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Value | $								$ 239
Common Stock [Member]
Common Stock, Shares Held in Employee Trust, Shares				561,391					1,122,782
Common Stock [Member] | Chief Executive Officer [Member]
Common Stock, Shares Held in Employee Trust, Shares				1,122,782
Employee and Officer Share Option Plan [Member]
Employee Stock Ownership Plan (ESOP), Number of Committed-to-be-Released Shares		545,000	545,000
Common Stock, Capital Shares Reserved for Future Issuance										1,200,000
Two Thousand Eleven Plan [Member] | Chief Financial Officer [Member]
Common Stock, Shares Held in Employee Trust, Shares				10,000
Two Thousand Eleven Plan [Member] | Common Stock [Member]
Common Stock, Shares Held in Employee Trust, Shares				2,500
Matrix Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | $				$ 2,301
Magic Software Enterprises Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 3.76	$ 6.0
Ordinary shares outstanding				493,917	738,889
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | $				$ 163
Granted - Weighted average exercise price | $ / shares				$ 0
Exercisable - Aggregate intrinsic value | $				$ 210	$ 741	$ 529
Granted - Number of Options				0
Exercisable - Number Of Options				333,917
Matrix It Ltd [Member]
Exercisable - Aggregate intrinsic value | $				$ 807	$ 2,286	$ 380
Sapiens [Member]
Ordinary shares outstanding				2,175,488	2,796,081
Granted - Weighted average exercise price | $ / shares				$ 9.38	$ 3.19	$ 2.51
Exercisable - Aggregate intrinsic value | $				$ 10,294	$ 7,446	$ 2,839
Granted - Number of Options				673,408	340,000	595,000
Exercisable - Number Of Options				1,002,286
Restricted Stock [Member] | Sapiens Decision [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				29,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance				88,500
Equity Method Investment, Ownership Percentage				95.70%	97.00%
Restricted Stock [Member] | Two Thousand Eleven Plan [Member]
Common Stock, Shares Held in Employee Trust, Shares				10,000				10,000